Share-based Payments - Schedule of Weighted Average Exercise Prices for Options Granted (Details)	12 Months Ended
	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share) | £ / shares	£ 2.22	£ 2.04		£ 3.34
Entrega
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)			$ 0.02		$ 0
Follica
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)			1.86		1.86
Vedanta
Weighted Average Options granted [Line Items]
Weighted average exercise price (in dollars per share)			$ 14.94		$ 19.69